Investments Narrative (Details) (MillerCoors, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009
MillerCoors
Schedule of Equity Method Investments [Line Items]
Sales of beer to MillerCoors	$ 28.2	$ 35.1	$ 38.1
Purchases of beer from MillerCoors	11.5	9.3	10.6
Service agreement and other charges to MillerCoors	6.0	4.1	12.7
Service agreement costs from MillerCoors	1.3	1.2	1.6
Net receivables due from MillerCoors	2.0	1.3
Undistributed Earnings, Basic	$ 0	$ 0